John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 98.8%		$4,870,999,666
(Cost $2,964,930,764)
Communication services 11.5%		568,313,725
Entertainment 5.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,112,427	149,559,832
The Walt Disney Company (A)	943,584	102,369,428
Interactive media and services 5.6%
Alphabet, Inc., Class A (A)	2,654,864	262,406,758
CarGurus, Inc. (A)	772,322	13,631,483
Media 0.8%
Comcast Corp., Class A	1,025,317	40,346,224
Consumer discretionary 15.8%		778,201,084
Hotels, restaurants and leisure 1.6%
Airbnb, Inc., Class A (A)	704,535	78,280,884
Household durables 4.1%
Lennar Corp., A Shares	1,962,225	200,931,840
Internet and direct marketing retail 8.8%
Amazon.com, Inc. (A)	3,404,637	351,120,214
eBay, Inc.	1,647,832	81,567,684
Leisure products 1.3%
Polaris, Inc.	577,329	66,300,462
Consumer staples 6.2%		305,023,072
Beverages 5.3%
Anheuser-Busch InBev SA/NV, ADR	4,323,046	260,636,443
Food and staples retailing 0.9%
Walmart, Inc.	308,519	44,386,629
Energy 3.5%		173,609,318
Oil, gas and consumable fuels 3.5%
Cheniere Energy, Inc.	1,136,261	173,609,318
Financials 14.7%		723,092,901
Banks 2.2%
JPMorgan Chase & Co.	526,422	73,678,023
Wells Fargo & Company	762,220	35,725,251
Capital markets 11.8%
KKR & Company, Inc.	3,777,791	210,838,516
Morgan Stanley	2,074,570	201,917,898
State Street Corp.	401,108	36,633,194
The Goldman Sachs Group, Inc.	355,044	129,878,646
Consumer finance 0.7%
Synchrony Financial	937,146	34,421,373
Health care 4.9%		240,446,762
Biotechnology 1.8%
Moderna, Inc. (A)	509,199	89,649,576
Health care providers and services 0.5%
UnitedHealth Group, Inc.	50,255	25,086,793
Life sciences tools and services 2.6%
Danaher Corp.	279,569	73,912,452
Thermo Fisher Scientific, Inc.	90,821	51,797,941
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials 7.1%		$352,717,025
Aerospace and defense 5.0%
Airbus SE	524,143	65,709,380
General Dynamics Corp.	259,316	60,436,187
Lockheed Martin Corp.	207,601	96,173,239
Raytheon Technologies Corp.	243,479	24,311,378
Building products 0.2%
Carrier Global Corp.	240,311	10,941,360
Machinery 0.2%
Otis Worldwide Corp.	120,166	9,881,250
Road and rail 1.7%
Union Pacific Corp.	417,573	85,264,231
Information technology 31.6%		1,556,777,907
IT services 2.0%
PayPal Holdings, Inc. (A)	489,908	39,922,603
Visa, Inc., Class A	250,661	57,704,669
Semiconductors and semiconductor equipment 7.2%
Analog Devices, Inc.	628,947	107,845,542
Broadcom, Inc.	69,243	40,507,847
KLA Corp.	236,950	92,998,136
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	655,208	60,757,438
Texas Instruments, Inc.	304,484	53,957,610
Software 15.0%
Intuit, Inc.	198,781	84,018,765
Microsoft Corp.	760,080	188,355,425
Oracle Corp.	597,797	52,881,123
salesforce.com, Inc. (A)	1,129,450	189,713,717
Workday, Inc., Class A (A)	1,235,415	224,141,343
Technology hardware, storage and peripherals 7.4%
Apple, Inc.	2,522,515	363,973,689
Materials 0.9%		42,214,080
Chemicals 0.9%
LyondellBasell Industries NV, Class A	436,592	42,214,080
Real estate 2.6%		130,603,792
Equity real estate investment trusts 2.6%
American Tower Corp.	417,629	93,294,142
Crown Castle, Inc.	251,905	37,309,650

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$55,000,000
(Cost $55,000,000)
U.S. Government Agency 1.1%				55,000,000
Federal Agricultural Mortgage Corp. Discount Note	4.110	02-01-23	40,000,000	40,000,000
Federal Home Loan Bank Discount Note	4.110	02-01-23	15,000,000	15,000,000

Total investments (Cost $3,019,930,764) 99.9%	$4,925,999,666
Other assets and liabilities, net 0.1%	7,033,231
Total net assets 100.0%	$4,933,032,897

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$568,313,725	$568,313,725	—	—
Consumer discretionary	778,201,084	778,201,084	—	—
Consumer staples	305,023,072	305,023,072	—	—
Energy	173,609,318	173,609,318	—	—
Financials	723,092,901	723,092,901	—	—
Health care	240,446,762	240,446,762	—	—
Industrials	352,717,025	287,007,645	$65,709,380	—
Information technology	1,556,777,907	1,556,777,907	—	—
Materials	42,214,080	42,214,080	—	—
Real estate	130,603,792	130,603,792	—	—
Short-term investments	55,000,000	—	55,000,000	—
Total investments in securities	$4,925,999,666	$4,805,290,286	$120,709,380	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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